Trade and other receivables	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Trade and other receivables
19. Trade and other receivables

Million US dollar	31 December 2023	31 December 2022

Cash deposits for guarantees	164	189
Loans to customers	2	10
Tax receivable, other than income tax	154	137
Brazilian tax credits and interest receivables	1 341	1 149
Trade and other receivables	280	298
Non-current trade and other receivables	1 941	1 782

Trade receivables and accrued income	4 347	3 637
Interest receivables	45	67
Tax receivable, other than income tax	479	444
Loans to customers	70	71
Prepaid expenses	474	410
Other receivables	609	702
Current trade and other receivables	6 024	5 330
Ambev’s tax credits and interest receivables are expected to be collected over a period exceeding 12 months after the reporting date. As of 31 December 2023, the total amount of such credits and interest receivables represented 1 341m US dollar (31 December 2022: 1 149m US dollar).
The carrying amount of trade and other receivables is a good approximation of their fair value as the impact of discounting is not significant. The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 31 December 2023 and 31 December 2022 respectively:

	Net carrying amount as of	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
.
Trade receivables and accrued income	4 347	4 118	162	43	18	6
Loans to customers	72	51	9	12	-	-
Interest receivables	45	45	-	-	-	-
Other receivables	609	580	9	7	11	2
	5 073	4 794	180	62	29	8

	Net carrying amount as of	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	3 637	3 418	151	41	24	4
Loans to customers	81	78	1	1	1	-
Interest receivables	67	67	-	-	-	-
Other receivables	702	684	11	4	3	-
	4 487	4 247	162	46	28	4
The above analysis of the age of financial assets that are past due as at the reporting date but not impaired also includes non-current loans to customers. Past due amounts were not impaired when collection is still considered likely, for instance because the amounts can be recovered from the tax authorities, AB InBev has sufficient collateral, or the customer entered into a payment plan. Impairment losses on trade and other receivables recognized in the year ended 31 December 2023 amount to 47m US dollar (31 December 2022: 38m US dollar).
AB InBev’s exposure to credit, currency and interest rate risks is disclosed in Note 27
Risks arising from financial instruments
.